Securities - Summary of Interest Income Calculated Using Effective Interest Method (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 215	$ 329	$ 675	$ 1,278
Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	114	185	366	823
Financial assets at amortised cost, category [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 101	$ 144	$ 309	$ 455